Share-Based Compensation - Nonvested Awards - Activity and Unrecognized Compensation Cost (Details) - Nonvested Share Awards - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares
Outstanding at beginning of year (in shares)	863,000	1,146,000	1,769,000
Granted (in shares)	329,051	362,804	388,211
Vested (in shares)	(458,000)	(563,000)	(930,000)
Forfeited/canceled/adjusted (in shares)	(100,000)	(84,000)	(81,000)
Outstanding at end of year (in shares)	634,000	863,000	1,146,000
Weighted Average Grant Date Fair Value
Outstanding at beginning of year (in dollars per share)	$ 37.78	$ 31.11	$ 26.75
Granted (in dollars per share)	55.06	46.23	38.38
Vested (in dollars per share)	36.01	29.95	26.05
Forfeited/canceled/adjusted (in dollars per share)	43.82	36.79	28.78
Outstanding at end of year (in dollars per share)	$ 47.19	$ 37.78	$ 31.11
Unrecognized compensation cost
Unrecognized compensation cost	$ 15.8
Weighted average period of recognition of unrecognized compensation cost	1 year 9 months 18 days